Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
17.
Earnings (loss) per share

Basic earnings (loss) per share attributable to controlling shareholders is computed by dividing net income (loss) attributable to controlling shareholders by the weighted average number of shares of common stock outstanding during the year.

Diluted earnings per share are computed by affecting all potential weighted average dilutive common stock, including options and restricted stock units.

The following table contains the loss per share of the Company for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
Numerator:
Net income (loss) attributable to the stockholders of the Group	20,010	15,818	(15,848)

Denominator:
Basic weighted average number of shares outstanding	179,623	185,044	186,365
Weighted average effect of dilutive securities:
Stock options	1,442	3,721	—
Restricted share units	4,044	3,569	—
Diluted weighted average number of shares	185,109	192,334	186,365

Earnings (loss) per share:
Basic	0.111	0.085	(0.085)
Diluted	0.108	0.082	(0.085)